Warrant Liability (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of warrant liability [abstract]
Summary of changes in fair value of warrant liabilities	These Private Warrants and Founder Warrants also classified as Level 2 liabilities as of June 30, 2024.

			(Unit: USD, Share)
	Number of Public warrants	Number of Private warrants	Number of Founder warrants	Fair value of warrant liability
Balance at December 31, 2023	11,499,990	11,950,000	1,779,368	2,018,349
Change in fair value	—	—	—	(78,211)

Balance at June 30, 2024	11,499,990	11,950,000	1,779,368	1,940,138

These Private Warrants and Founder Warrants also classified as Level 2 liabilities as of December 31, 2023.

	Number of Public warrants	Number of Private warrants	Number of Founder warrants	(Unit: USD, Share) Fair value of warrant liability
At date of acquisition (15 November 2023)	11,499,990	11,950,000	1,779,368	1,513,762
Change in fair value	—	—	—	504,587

Balance at 31 December 2023	11,499,990	11,950,000	1,779,368	2,018,349